Offerings - Offering: 1	Jul. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0025 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	0.2209
Maximum Aggregate Offering Price	$ 1,104,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 152.53
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low price for the Class A ordinary shares on July 24, 2026.